Finance Expenses	12 Months Ended
Dec. 31, 2024
Finance Expenses [Abstract]
Finance Expenses
40.	Finance Expenses

(1)	Finance expenses for the years ended December 31, 2022, 2023 and 2024 are as follows:

		2022	2023	2024

		In millions of won
Interest expense	￦	2,818,546	4,451,659	4,665,095
Losses on sale of financial assets		1,841	1	434
Losses on valuation of financial assets at fair value through profit or loss		44,329	24,015	14,247
Losses on valuation of derivatives		371,038	148,412	127,822
Losses on transaction of derivatives		205,162	178,959	59,462
Losses on foreign currency translation		934,005	491,782	2,557,597
Losses on foreign currency transaction		346,711	49,677	90,485
Losses on repayment of financial liabilities		15	—	—
Others		25,144	2,513	20,086

	￦	4,746,791	5,347,018	7,535,228

(2)	Details of interest expense included in finance expenses for the years ended December 31, 2022, 2023 and 2024 are as follows:

		2022	2023	2024

		In millions of won
Trade and other payables	￦	204,078	200,440	191,918
Short-term borrowings		145,201	376,066	395,773
Long-term borrowings		204,037	407,915	465,352
Debt securities		2,388,517	3,634,680	3,857,917
Other financial liabilities		472,248	614,332	668,115

		3,414,081	5,233,433	5,579,075
Less: Capitalized borrowing costs		(595,535)	(781,774)	(913,980)

	￦	2,818,546	4,451,659	4,665,095

Capitalization rates for
the
years ended December 31, 2022, 2023 and 2024 are 2.25%~3.86%, 2.34%~4.28% and 2.39%~4.94%, respectively.